Other Receivables and Prepayment and Other Payables and Accrued Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Other Receivables and Prepayment and Other Payables and Accrued Liabilities [Abstract]
OTHER RECEIVABLES AND PREPAYMENT AND OTHER PAYABLES AND ACCRUED LIABILITIES
12	OTHER RECEIVABLES AND PREPAYMENT AND OTHER PAYABLES AND ACCRUED LIABILITIES

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
	RM	RM	Convenience Translation USD
Other Receivables
Project deposits	323,067	1,162,562	275,979
Prepayment to suppliers	10,743,527	10,981,418	2,606,864
Other receivables	240,666	280,382	66,560
Other deposits	366,513	991,684	235,415
Other prepayments	1,271,021	1,056,341	250,763
Other current assets	—	3,490,940	828,710
	12,944,794	17,963,327	4,264,291

Included in the other current assets of the Group are commitment fee and deferred transaction costs of attributable to the convertible securities payable.

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
	RM	RM	Convenience Translation USD
Other Payables
Accrued staff cost	683,062	353,692	83,963
Other payables and accrued expenses	30,314,506	10,491,985	2,490,679
Prepayment from customer	818,931	1,964,674	466,391
	31,816,499	12,810,351	3,041,033

12	OTHER RECEIVABLES AND PREPAYMENT AND OTHER PAYABLES AND ACCRUED LIABILITIES

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	Convenience Translation USD
Other Receivables
Project deposits	252,490	323,067	72,186
Prepayment to supplier	1,843,652	10,925,338	2,441,144
Other receivables	813,020	240,666	53,774
Other deposits and prepayment	1,448,882	1,455,723	325,264
	4,358,044	12,944,794	2,892,368

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	Convenience Translation USD
Other Payables
Accrued staff cost	349,035	683,062	152,623
Other payables and accrued expenses	782,911	30,314,506	6,773,434
Prepayment from customer	134,194	818,931	182,981
	1,266,140	31,816,499	7,109,038